Earnings per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings
Net income attributable to equity holders of the Company	¥ 4,155	¥ 3,982	¥ 1,833
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,313,527,847	3,272,754,403	3,076,314,670
Dilution effect—adjustments for share options and RSUs	46,932,912	74,817,935	82,906,218
Shares used in computing diluted earnings per share	3,360,460,759	3,347,572,338	3,159,220,888
Class A And Class B Ordinary Shares
Basic earnings per share calculation
Basic	¥ 1.25	¥ 1.22	¥ 0.60
Diluted earnings per share calculation
Diluted	1.24	1.19	0.58
American Depositary Shares
Basic earnings per share calculation
Basic	2.51	2.43	1.19
Diluted earnings per share calculation
Diluted	¥ 2.47	¥ 2.38	¥ 1.16